Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed $100
			Summary	Average	Investment Based on:				Change in
	Summary		Compensation	Compensation		Peer Group		Pre-tax	Pre-tax
	Compensation	Compensation	Table Total	Actually Paid	Total	Total	Net Income	Income	Income
	Table Total	Actually Paid	for Non-CEO	to Non-CEO	Shareholder	Shareholder	(Loss)	(Loss)	(Loss)
Year	for CEO(1)	to CEO(2)	NEOs(3)	NEOs(4)	Return(5)	Return(6)	(thousands)(7)	(thousands)(8)	(thousands)(9)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2024	$4,856,540	$5,739,343	$3,330,122	$2,993,399	$965.99	$184.47	$593,476	$729,701	$(186,916)
2023	12,451,504	6,264,698	5,803,145	3,242,236	761.22	148.62	738,847	916,617	(192,850)
2022	22,596,130	7,877,373	10,110,209	3,845,252	700.04	129.17	891,637	1,109,467	21,104
2021	12,655,214	12,757,145	6,368,921	6,688,585	440.50	116.92	862,473	1,088,363	1,241,767
2020	2,935,531	1,660,011	1,924,011	1,169,655	146.97	106.91	(71,654)	(153,404)	(287,295)
(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for William Dillard, II (our Chief Executive Officer and principal executive officer) for each corresponding year in the "Total Compensation" column of the Summary Compensation Table. Refer to "Executive Compensation — Summary Compensation Table."

(2)

The dollar amounts reported in column (c) represent the amount of "compensation actually paid" to William Dillard, II, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dillard during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dillard's total compensation for fiscal 2024 to determine the compensation actually paid:

	Reported			Exclusion of Reported
	Summary	Reported		Change in the
	Compensation	Value of	Equity	Actuarial Present		Compensation
	Table Total for	Equity	Award	Value of Pension	Pension Benefit	Actually Paid to
Year	CEO	Awards(a)	Adjustments(b)	Benefits(c)	Adjustments(d)	CEO
2024	$4,856,540	$(283,788)	$283,788	$—	$882,803	$5,739,343
(a)	Reflects the grant date fair value of equity awards as reported in the "Stock Awards" column in the Summary Compensation Table for fiscal 2024. The Company did not issue option awards for the year reported.
(b)	As disclosed in the Equity-Based Compensation section of our “Compensation Discussion and Analysis,” the equity awards granted to our NEOs are granted pursuant to the Stock Bonus Plan. Such awards have no vesting requirements and are treated as having “vested” upon grant for purposes of our Option Exercises and Stock Vested table. Accordingly, we have determined that for purposes of calculating equity award adjustments above, the equity awards made pursuant to the Stock Bonus Plan shall be deemed to have been granted and vested in the same year and such fair values shall be identical to the fair values of the awards reported in the Stock Awards columns of the Summary Compensation Table for fiscal 2024.
(c)	Reflects the amounts reported in "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the Summary Compensation Table for fiscal 2024.
(d)	The total pension benefit adjustments for fiscal 2024 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Dillard during the applicable year (the "service cost"); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the "prior service cost"), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

			Total Pension
		Prior Service	Benefit
Year	Service Cost	Cost	Adjustments
2024	$882,803	$—	$882,803
(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company's named executive officers (NEOs) as a group (excluding William Dillard, II, who has served as our CEO since 1997) (the “Non-CEO NEOs”) in the "Total" column of the Summary Compensation Table in each applicable year. The names of each of the Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Alex Dillard, Mike Dillard, Drue Matheny, Chris B. Johnson and Phillip R. Watts.

(4)

The dollar amounts reported in column (e) represent the average amount of "compensation actually paid" to the Non-CEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-CEO NEOs for the applicable year to determine the compensation actually paid, using the same methodology described above in Footnote 2:

Average
	Reported			Average
	Summary			Reported
	Compensation	Average		Change in the		Average
	Table Total for	Reported	Average Equity	Actuarial Present	Average Pension	Compensation
	Non-CEO	Value of Equity	Award	Value of Pension	Benefit	Actually Paid to
Year	NEOs	Awards(a)	Adjustments(b)	Benefits(c)	Adjustment(d)	Non-CEO NEOs
2024	$3,330,122	$(145,031)	$145,031	$(860,245)	$523,522	$2,993,399
(a)	Reflects the average grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for fiscal 2024. The Company did not issue option awards for the year reported.
(b)	The equity award adjustments for the Non-CEO NEOs are calculated in the same manner as those of our CEO, as discussed in Footnote 2(b) above.
(c)	Reflects the average amounts for the Non-CEO NEOs reported in "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the Summary Compensation Table for fiscal 2024.

(d)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Total
Average
	Average	Average	Pension
	Service	Prior	Benefit
Year	Cost	Service Cost	Adjustments
2024	$523,522	$—	$523,522
(5)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.

(6)

Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Apparel Retailers which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended February 1, 2025.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company's audited financial statements for the applicable year.
(8)

Pre-tax Income (Loss) is defined as the Company’s income (loss) before income tax provision. The Company has determined that Pre-tax Income (Loss) and the Change in Pre-tax Income (Loss) are the financial performance measures that, in the Company's assessment, represent the most important performance measures (that are not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company's NEOs, for the most recently completed fiscal year, to Company performance.

(9)

Change in Pre-tax Income (Loss) is defined as the change in the Company’s Pre-tax Income (Loss) in the current year compared to the Company’s Pre-tax Income (Loss) for the immediately preceding year. Only increases in positive Pre-tax Income are used in determining compensation actually paid to the Company's NEOs. The Company has determined that Pre-tax Income (Loss) and the Change in Pre-tax Income (Loss) are the financial performance measures that, in the Company's assessment, represent the most important performance measures (that are not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the Company's NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Pre-tax Income (Loss)
Named Executive Officers, Footnote
(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for William Dillard, II (our Chief Executive Officer and principal executive officer) for each corresponding year in the "Total Compensation" column of the Summary Compensation Table. Refer to "Executive Compensation — Summary Compensation Table."

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company's named executive officers (NEOs) as a group (excluding William Dillard, II, who has served as our CEO since 1997) (the “Non-CEO NEOs”) in the "Total" column of the Summary Compensation Table in each applicable year. The names of each of the Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Alex Dillard, Mike Dillard, Drue Matheny, Chris B. Johnson and Phillip R. Watts.

Peer Group Issuers, Footnote
(6)

Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Apparel Retailers which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended February 1, 2025.

PEO Total Compensation Amount	$ 4,856,540	$ 12,451,504	$ 22,596,130	$ 12,655,214	$ 2,935,531
PEO Actually Paid Compensation Amount	$ 5,739,343	6,264,698	7,877,373	12,757,145	1,660,011
Adjustment To PEO Compensation, Footnote
(2)

The dollar amounts reported in column (c) represent the amount of "compensation actually paid" to William Dillard, II, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dillard during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dillard's total compensation for fiscal 2024 to determine the compensation actually paid:

	Reported			Exclusion of Reported
	Summary	Reported		Change in the
	Compensation	Value of	Equity	Actuarial Present		Compensation
	Table Total for	Equity	Award	Value of Pension	Pension Benefit	Actually Paid to
Year	CEO	Awards(a)	Adjustments(b)	Benefits(c)	Adjustments(d)	CEO
2024	$4,856,540	$(283,788)	$283,788	$—	$882,803	$5,739,343
(a)	Reflects the grant date fair value of equity awards as reported in the "Stock Awards" column in the Summary Compensation Table for fiscal 2024. The Company did not issue option awards for the year reported.
(b)	As disclosed in the Equity-Based Compensation section of our “Compensation Discussion and Analysis,” the equity awards granted to our NEOs are granted pursuant to the Stock Bonus Plan. Such awards have no vesting requirements and are treated as having “vested” upon grant for purposes of our Option Exercises and Stock Vested table. Accordingly, we have determined that for purposes of calculating equity award adjustments above, the equity awards made pursuant to the Stock Bonus Plan shall be deemed to have been granted and vested in the same year and such fair values shall be identical to the fair values of the awards reported in the Stock Awards columns of the Summary Compensation Table for fiscal 2024.
(c)	Reflects the amounts reported in "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the Summary Compensation Table for fiscal 2024.
(d)	The total pension benefit adjustments for fiscal 2024 include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Dillard during the applicable year (the "service cost"); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the "prior service cost"), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

			Total Pension
		Prior Service	Benefit
Year	Service Cost	Cost	Adjustments
2024	$882,803	$—	$882,803

Non-PEO NEO Average Total Compensation Amount	$ 3,330,122	5,803,145	10,110,209	6,368,921	1,924,011
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,993,399	3,242,236	3,845,252	6,688,585	1,169,655
Adjustment to Non-PEO NEO Compensation Footnote
(4)

The dollar amounts reported in column (e) represent the average amount of "compensation actually paid" to the Non-CEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-CEO NEOs for the applicable year to determine the compensation actually paid, using the same methodology described above in Footnote 2:

Average
	Reported			Average
	Summary			Reported
	Compensation	Average		Change in the		Average
	Table Total for	Reported	Average Equity	Actuarial Present	Average Pension	Compensation
	Non-CEO	Value of Equity	Award	Value of Pension	Benefit	Actually Paid to
Year	NEOs	Awards(a)	Adjustments(b)	Benefits(c)	Adjustment(d)	Non-CEO NEOs
2024	$3,330,122	$(145,031)	$145,031	$(860,245)	$523,522	$2,993,399
(a)	Reflects the average grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for fiscal 2024. The Company did not issue option awards for the year reported.
(b)	The equity award adjustments for the Non-CEO NEOs are calculated in the same manner as those of our CEO, as discussed in Footnote 2(b) above.
(c)	Reflects the average amounts for the Non-CEO NEOs reported in "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the Summary Compensation Table for fiscal 2024.

(d)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Total
Average
	Average	Average	Pension
	Service	Prior	Benefit
Year	Cost	Service Cost	Adjustments
2024	$523,522	$—	$523,522

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR. The following graph demonstrates the relationship of the amount of compensation actually paid to William Dillard, II and the average amount of compensation actually paid to the Company's Non-CEO NEOs to the Company's cumulative TSR and the cumulative TSR of the Dow Jones U.S. Apparel Retailers index (which is the Peer Group used in the Pay Versus Performance table) over the five years presented in the table. The Company does not use cumulative TSR as a performance measure in the overall executive compensation program, and equity-based compensation is based on a prescriptive formula based on the amount of cash compensation paid. Refer to "Compensation Discussion and Analysis" for further details of our executive compensation incentive programs.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss). The following graph demonstrates the relationship of the amount of compensation actually paid to William Dillard, II and the average amount of compensation actually paid to the Company’s Non-CEO NEOs with the Company's net income (loss) over the five years presented in the table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measures Pre-tax Income (Loss) and Change in Pre-tax Income (Loss), which the Company uses when setting the bonus pool in the Company's incentive compensation program. Refer to "Compensation Discussion and Analysis" for further details of this incentive program.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Pre-tax Income (Loss) and Change in Pre-tax Income (Loss). The following graphs demonstrate the relationship of the amount of compensation actually paid to William Dillard, II and the average amount of compensation actually paid to the Company’s Non-CEO NEOs with the Company's Pre-tax Income (Loss) and Change in Pre-Tax Income (Loss) over the five years presented in the table. As described above, Pre-tax Income (Loss) is defined as the Company’s income (loss) before income tax provision. The Company has determined that Pre-tax Income and the positive Change in Pre-tax Income are the financial performance measures that, in the Company's assessment, represents the most important performance measures (that are not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company's NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Pre-tax Income and the positive Change in Pre-tax Income when setting bonus pools in the Company's incentive compensation program. Refer to "Compensation Discussion and Analysis" for further details of this incentive program.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid and Cumulative TSR. The following graph demonstrates the relationship of the amount of compensation actually paid to William Dillard, II and the average amount of compensation actually paid to the Company's Non-CEO NEOs to the Company's cumulative TSR and the cumulative TSR of the Dow Jones U.S. Apparel Retailers index (which is the Peer Group used in the Pay Versus Performance table) over the five years presented in the table. The Company does not use cumulative TSR as a performance measure in the overall executive compensation program, and equity-based compensation is based on a prescriptive formula based on the amount of cash compensation paid. Refer to "Compensation Discussion and Analysis" for further details of our executive compensation incentive programs.

Tabular List, Table

Financial Performance Measures

As described in greater detail in "Compensation Discussion and Analysis," the Company's executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for our incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The Company used fewer than three financial measures to link compensation actually paid to the Company's NEOs for the most recently completed fiscal year to company performance. Accordingly, the list below provides all such measures that were used by the Company to link executive compensation actually paid to the Company's NEOs for the most recently completed fiscal year:

●	Pre-tax Income (Loss)
●	Positive Changes in Pre-tax Income (Loss)

Total Shareholder Return Amount	$ 965.99	761.22	700.04	440.5	146.97
Peer Group Total Shareholder Return Amount	184.47	148.62	129.17	116.92	106.91
Net Income (Loss)	$ 593,476,000	$ 738,847,000	$ 891,637,000	$ 862,473,000	$ (71,654,000)
Company Selected Measure Amount	729,701,000	916,617,000	1,109,467,000	1,088,363,000	(153,404,000)
PEO Name	William Dillard, II
Additional 402(v) Disclosure	In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax Income (Loss)
Non-GAAP Measure Description
(8)

Pre-tax Income (Loss) is defined as the Company’s income (loss) before income tax provision. The Company has determined that Pre-tax Income (Loss) and the Change in Pre-tax Income (Loss) are the financial performance measures that, in the Company's assessment, represent the most important performance measures (that are not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company's NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

Compensation Actually Paid and Pre-tax Income (Loss) and Change in Pre-tax Income (Loss). The following graphs demonstrate the relationship of the amount of compensation actually paid to William Dillard, II and the average amount of compensation actually paid to the Company’s Non-CEO NEOs with the Company's Pre-tax Income (Loss) and Change in Pre-Tax Income (Loss) over the five years presented in the table. As described above, Pre-tax Income (Loss) is defined as the Company’s income (loss) before income tax provision. The Company has determined that Pre-tax Income and the positive Change in Pre-tax Income are the financial performance measures that, in the Company's assessment, represents the most important performance measures (that are not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company's NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Pre-tax Income and the positive Change in Pre-tax Income when setting bonus pools in the Company's incentive compensation program. Refer to "Compensation Discussion and Analysis" for further details of this incentive program.

Other Performance Measure, Amount	(186,916,000)	(192,850,000)	21,104,000	1,241,767,000	(287,295,000)
Name	Positive Changes in Pre-tax Income (Loss)
Non-GAAP Measure Description
(9)

Change in Pre-tax Income (Loss) is defined as the change in the Company’s Pre-tax Income (Loss) in the current year compared to the Company’s Pre-tax Income (Loss) for the immediately preceding year. Only increases in positive Pre-tax Income are used in determining compensation actually paid to the Company's NEOs. The Company has determined that Pre-tax Income (Loss) and the Change in Pre-tax Income (Loss) are the financial performance measures that, in the Company's assessment, represent the most important performance measures (that are not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the Company's NEOs, for the most recently completed fiscal year, to Company performance.

PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 882,803
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	882,803
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(283,788)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,788
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	523,522
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 523,522